Loans (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 747,050,011	$ 716,321,321	$ 813,250,673
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	55,684,492	48,986,102
Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	6,210,953	8,421,884	10,551,791
Commercial Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	53,808,056	58,545,820	72,309,231
Residential Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	5,852,238	3,530,502	4,373,011
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	334,386,177	315,280,748	362,878,565
Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	203,844,522	193,637,817
Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	49,056,861	48,225,406	52,778,389
Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	29,777,776	30,449,303
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 8,428,936	$ 9,243,739